UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-790

Fidelity Trend Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Trend Fund

September 30, 2017

TRE-QTLY-1117
1.808771.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.1%
Automobiles - 0.9%
Tesla, Inc. (a)	42,100	$14,360
Hotels, Restaurants & Leisure - 1.2%
Marriott International, Inc. Class A	69,900	7,707
McDonald's Corp.	18,100	2,836
Shake Shack, Inc. Class A (a)(b)	89,400	2,971
Starbucks Corp.	40,270	2,163
Wyndham Worldwide Corp.	51,600	5,439
		21,116
Internet & Direct Marketing Retail - 7.6%
Amazon.com, Inc. (a)	82,683	79,487
Expedia, Inc.	23,300	3,354
JD.com, Inc. sponsored ADR (a)	246,900	9,432
Netflix, Inc. (a)	96,380	17,479
Priceline Group, Inc. (a)	10,290	18,839
		128,591
Media - 1.2%
Charter Communications, Inc. Class A (a)	56,024	20,360
Multiline Retail - 1.3%
B&M European Value Retail S.A.	834,387	4,334
Dollar Tree, Inc. (a)	206,000	17,885
		22,219
Specialty Retail - 0.4%
Home Depot, Inc.	40,819	6,676
Textiles, Apparel & Luxury Goods - 1.5%
adidas AG	53,841	12,180
Carter's, Inc.	10,000	988
Coach, Inc.	9,200	371
LVMH Moet Hennessy - Louis Vuitton SA	19,775	5,467
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	22,800	376
VF Corp.	89,200	5,670
		25,052

TOTAL CONSUMER DISCRETIONARY		238,374

CONSUMER STAPLES - 4.1%
Beverages - 0.4%
Monster Beverage Corp. (a)	113,806	6,288
Food & Staples Retailing - 0.7%
CVS Health Corp.	62,000	5,042
Performance Food Group Co. (a)	171,300	4,839
Wal-Mart Stores, Inc.	30,000	2,344
		12,225
Food Products - 0.8%
Blue Buffalo Pet Products, Inc. (a)(b)	128,000	3,629
The Hershey Co.	46,100	5,033
The Kraft Heinz Co.	65,000	5,041
		13,703
Household Products - 0.5%
Colgate-Palmolive Co.	100,500	7,321
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	100,000	10,784
Herbalife Ltd. (a)	45,400	3,079
		13,863
Tobacco - 0.9%
Altria Group, Inc.	40,200	2,549
British American Tobacco PLC:
(United Kingdom)	67,700	4,238
sponsored ADR	57,200	3,572
Philip Morris International, Inc.	47,000	5,217
		15,576

TOTAL CONSUMER STAPLES		68,976

ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Anadarko Petroleum Corp.	275,300	13,448
Cabot Oil & Gas Corp.	88,000	2,354
Reliance Industries Ltd.	772,270	9,234
		25,036
FINANCIALS - 6.9%
Banks - 3.9%
Bank of America Corp.	1,561,700	39,573
Citigroup, Inc.	367,800	26,754
		66,327
Capital Markets - 2.6%
CBOE Holdings, Inc.	161,000	17,328
MSCI, Inc.	49,400	5,775
TD Ameritrade Holding Corp.	429,400	20,955
		44,058
Insurance - 0.4%
MetLife, Inc.	141,100	7,330

TOTAL FINANCIALS		117,715

HEALTH CARE - 13.9%
Biotechnology - 7.6%
Advanced Accelerator Applications SA sponsored ADR (a)	56,000	3,787
Agios Pharmaceuticals, Inc. (a)	4,800	320
Alexion Pharmaceuticals, Inc. (a)	94,800	13,299
Amgen, Inc.	205,456	38,307
Biogen, Inc. (a)	42,845	13,416
BioMarin Pharmaceutical, Inc. (a)	10,100	940
Celgene Corp. (a)	126,300	18,417
Epizyme, Inc. (a)	50,000	953
Gilead Sciences, Inc.	148,700	12,048
Insmed, Inc. (a)	15,675	489
Intercept Pharmaceuticals, Inc. (a)	22,200	1,288
Neurocrine Biosciences, Inc. (a)	151,800	9,302
Regeneron Pharmaceuticals, Inc. (a)	7,900	3,532
TESARO, Inc. (a)	51,800	6,687
Vertex Pharmaceuticals, Inc. (a)	43,900	6,675
		129,460
Health Care Equipment & Supplies - 3.4%
Becton, Dickinson & Co.	57,300	11,228
Boston Scientific Corp. (a)	823,200	24,013
Danaher Corp.	20,000	1,716
Insulet Corp. (a)	22,600	1,245
Intuitive Surgical, Inc. (a)	15,550	16,263
ResMed, Inc.	35,500	2,732
		57,197
Health Care Providers & Services - 1.7%
Cigna Corp.	35,300	6,599
Humana, Inc.	52,500	12,791
UnitedHealth Group, Inc.	45,700	8,950
		28,340
Health Care Technology - 0.1%
Cerner Corp. (a)	22,800	1,626
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	158,200	10,156
Pharmaceuticals - 0.5%
Allergan PLC	15,325	3,141
Bristol-Myers Squibb Co.	69,259	4,415
Teva Pharmaceutical Industries Ltd. sponsored ADR	108,000	1,901
		9,457

TOTAL HEALTH CARE		236,236

INDUSTRIALS - 11.5%
Aerospace & Defense - 3.2%
General Dynamics Corp.	36,700	7,545
Huntington Ingalls Industries, Inc.	9,800	2,219
Northrop Grumman Corp.	58,400	16,803
Raytheon Co.	146,000	27,241
		53,808
Air Freight & Logistics - 0.2%
XPO Logistics, Inc. (a)	37,000	2,508
Airlines - 0.2%
Copa Holdings SA Class A	32,000	3,985
Construction & Engineering - 0.3%
KBR, Inc.	277,200	4,956
Electrical Equipment - 0.2%
Eaton Corp. PLC	21,000	1,613
Fortive Corp.	18,750	1,327
		2,940
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	69,300	9,823
Machinery - 4.0%
Caterpillar, Inc.	193,400	24,119
Deere & Co.	72,800	9,143
Gardner Denver Holdings, Inc.	20,000	550
WABCO Holdings, Inc. (a)	116,000	17,168
Xylem, Inc.	259,800	16,271
		67,251
Professional Services - 0.5%
IHS Markit Ltd. (a)	209,300	9,226
Road & Rail - 0.8%
J.B. Hunt Transport Services, Inc.	83,274	9,250
Norfolk Southern Corp.	36,200	4,787
		14,037
Trading Companies & Distributors - 1.5%
Bunzl PLC	38,200	1,160
HD Supply Holdings, Inc. (a)	187,000	6,745
United Rentals, Inc. (a)	71,400	9,906
Univar, Inc. (a)	270,300	7,820
		25,631

TOTAL INDUSTRIALS		194,165

INFORMATION TECHNOLOGY - 37.8%
Internet Software & Services - 13.6%
2U, Inc. (a)	288,244	16,153
Alibaba Group Holding Ltd. sponsored ADR (a)	124,800	21,554
Alphabet, Inc. Class A (a)	121,285	118,098
Facebook, Inc. Class A (a)	383,665	65,557
GoDaddy, Inc. (a)	33,000	1,436
LogMeIn, Inc.	43,000	4,732
MercadoLibre, Inc.	6,000	1,554
Twitter, Inc. (a)	28,100	474
		229,558
IT Services - 5.9%
Accenture PLC Class A	33,400	4,511
Cognizant Technology Solutions Corp. Class A	180,000	13,057
Global Payments, Inc.	52,200	4,961
Leidos Holdings, Inc.	96,600	5,721
PayPal Holdings, Inc. (a)	567,400	36,331
Square, Inc. (a)	168,800	4,863
Visa, Inc. Class A	298,364	31,400
		100,844
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)	345,100	4,400
ASML Holding NV	78,000	13,354
Broadcom Ltd.	19,300	4,681
Micron Technology, Inc. (a)	159,500	6,273
NVIDIA Corp.	65,000	11,620
		40,328
Software - 7.7%
Adobe Systems, Inc. (a)	116,500	17,379
Electronic Arts, Inc. (a)	110,700	13,069
Intuit, Inc.	50,700	7,206
Micro Focus International PLC	240,877	7,705
Microsoft Corp.	509,100	37,923
Oracle Corp.	296,300	14,326
Salesforce.com, Inc. (a)	251,470	23,492
Splunk, Inc. (a)	27,000	1,794
Workday, Inc. Class A (a)	68,916	7,263
		130,157
Technology Hardware, Storage & Peripherals - 8.2%
Apple, Inc.	896,875	138,229

TOTAL INFORMATION TECHNOLOGY		639,116

MATERIALS - 6.3%
Chemicals - 5.4%
CF Industries Holdings, Inc.	311,896	10,966
DowDuPont, Inc.	399,700	27,671
FMC Corp.	66,100	5,903
LyondellBasell Industries NV Class A	231,289	22,909
The Chemours Co. LLC	43,600	2,207
The Mosaic Co.	448,000	9,672
The Scotts Miracle-Gro Co. Class A	74,200	7,223
Umicore SA	18,000	1,489
W.R. Grace & Co.	31,440	2,268
Westlake Chemical Corp.	12,000	997
		91,305
Construction Materials - 0.7%
Eagle Materials, Inc.	106,600	11,374
Metals & Mining - 0.2%
AK Steel Holding Corp. (a)(b)	339,200	1,896
Freeport-McMoRan, Inc. (a)	115,000	1,615
		3,511

TOTAL MATERIALS		106,190

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	84,800	11,590
Equinix, Inc.	9,400	4,195
		15,785
Real Estate Management & Development - 0.2%
Redfin Corp. (b)	153,100	3,841

TOTAL REAL ESTATE		19,626

TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc. (a)	215,700	13,300
UTILITIES - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
NRG Energy, Inc.	241,300	6,175
The AES Corp.	192,700	2,124
		8,299
TOTAL COMMON STOCKS
(Cost $1,186,490)		1,667,033

Convertible Preferred Stocks - 1.2%
CONSUMER DISCRETIONARY - 0.3%
Internet & Direct Marketing Retail - 0.3%
The Honest Co., Inc.:
Series D (a)(c)(d)	87,422	2,949
Series E (c)(d)	102,016	2,000
		4,949
INFORMATION TECHNOLOGY - 0.9%
Internet Software & Services - 0.9%
Uber Technologies, Inc. Series D, 8.00% (a)(c)(d)	288,144	14,053
Software - 0.0%
Cloudflare, Inc. Series D 8.00% (a)(c)(d)	56,846	370

TOTAL INFORMATION TECHNOLOGY		14,423

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $10,824)		19,372

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 1.09% (e)	9,999,750	10,002
Fidelity Securities Lending Cash Central Fund 1.10% (e)(f)	8,968,558	8,970
TOTAL MONEY MARKET FUNDS
(Cost $18,971)		18,972
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $1,216,285)		1,705,377
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(12,970)
NET ASSETS - 100%		$1,692,407

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,372,000 or 1.1% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Cloudflare, Inc. Series D 8.00%	11/5/14 - 6/24/15	$355
The Honest Co., Inc. Series D	8/3/15	$4,000
The Honest Co., Inc. Series E	9/28/17	$2,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$4,470

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$96
Fidelity Securities Lending Cash Central Fund	87
Total	$183

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$243,323	$232,907	$5,467	$4,949
Consumer Staples	68,976	64,738	4,238	--
Energy	25,036	25,036	--	--
Financials	117,715	117,715	--	--
Health Care	236,236	236,236	--	--
Industrials	194,165	194,165	--	--
Information Technology	653,539	639,116	--	14,423
Materials	106,190	106,190	--	--
Real Estate	19,626	19,626	--	--
Telecommunication Services	13,300	13,300	--	--
Utilities	8,299	8,299	--	--
Money Market Funds	18,972	18,972	--	--
Total Investments in Securities:	$1,705,377	$1,676,300	$9,705	$19,372

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$17,502
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(130)
Cost of Purchases	2,000
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$19,372
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2017	$(130)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$19,372	Market approach	Transaction price	$19.60 - $48.77 / $41.18	Increase
			Liquidity preference	$33.82 - $45.76 / $39.79	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	7.9	Increase
			Discount for lack of marketability	20.0%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2017